Fees Summary	Aug. 04, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 20,625,000.00
Previously Paid Amount	0.00
Total Fee Amount	3,157.69
Total Offset Amount	0.00
Net Fee	3,157.69
Narrative - Max Aggregate Offering Price	$ 20,625,000.00
Final Prospectus	true